Share-Based Payments	6 Months Ended
Jun. 30, 2023
Share-Based Payments
Share-Based Payments

Note 7. Share-Based Payments

Warrant Program and Amendments

The Company’s Articles of Association allow for the granting of equity compensation, in the form of equity settled warrants, to employees, consultants and Scientific Advisory Board members who provide services similar to employees, members of executive management, and the board of directors. The warrants granted in 2018 or prior vested upon the closing of our initial public offering in February 2021 (“IPO”). The warrants granted in 2020 vest either gradually over 36 months or vest immediately. Vested warrants granted in 2020 are exercisable in certain exercise windows beginning in the second half of the year of 2021. Warrants granted up until 2019 expire on December 31, 2036. Warrants granted in 2022, 2021, and 2020 expire on December 31, 2031. As of June 30, 2023 and 2022, the number of warrants as a percentage of outstanding ordinary shares was 8.6% and 11.0%, respectively.

The following schedule specifies the granted warrants:

		Weighted Average
	Number of	Exercise
	warrants	Price/Share
Warrants granted as at December 31, 2022	2,743,093	USD 1.50 (1)
Warrants exercised (4)	(340,679)	USD 1.56
Warrants granted	10,000	USD 1.94
Warrants forfeited	(25,478)	USD 3.05
Warrants cancelled	—	—
Warrants granted as at June 30, 2023 (3)	2,386,936	USD 1.51 (2)
Warrants exercisable as at June 30, 2023	1,823,807	USD 1.02 (2)

		Weighted Average
	Number of	Exercise
	warrants	Price/Share
Warrants granted as at December 31, 2021	2,732,618	DKK 7.53 (1)
Warrants exercised (4)	(201,314)	USD 0.16
Warrants granted	100,000	USD 2.23
Warrants forfeited	(5,687)	USD 5.36
Warrants cancelled	—	—
Warrants granted as at June 30, 2022	2,625,617	USD 1.27 (2)
Warrants exercisable as at June 30, 2022	2,020,351	USD 0.44

(1)    December 31, 2022 and 2021 USD and DKK end-rates used.

(2)    June 30, 2023 USD-end rate used.

(3)    Number of warrants exclude EIB Warrants referred to in Note 6.

(4)    The weighted average share price at the date of exercise was $1.56 and $2.12 for the six months ended June 30, 2023 and 2022, respectively.

During the six months ended June 30, 2023, the Company did not grant warrants to members of executive management. On March 15, 2023, the Company’s board of directors granted 10,000 warrants to an employee of the Company. In connection with the grant of the warrants, the Company amended its Articles of Association to provide for the grant thereof. The warrants were issued on the terms and conditions set out in the Company’s Articles of Association and vest with 1/36 per month over 36 months beginning January 1, 2023.

During the six months ended June 30, 2022, the Company granted 100,000 warrants, of which 25,000 were granted to its Chief Operating Officer (“COO”) and 45,000 were granted to its Chief Financial Officer (“CFO”). All granted warrants will vest 1/36 per month over 36 months.

Employees will be entitled to receive a number of warrants based on the individual employee’s grade and performance for 2023. The warrants will be granted in December 2023 at the share price equal to the fair market value thereof on the date of grant and vests 1/36 per month over 36 months beginning January 1, 2024. For the three and six months ended June 30, 2023, a service cost of $0.2 million and $0.3 million has been recognized respectively, based on the estimated fair value of the warrants granted in prior periods and warrants expected to be granted. For the three and six months ended June 30, 2022, a service cost of $0.3 million and $0.7 million has been recognized respectively, based on the estimated fair value of the warrants granted in prior periods and warrants expected to be granted.

Subsequent to the Company’s IPO, determining the initial fair value and subsequent accounting for equity awards require significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted. On the other hand, due to the fact that as of 2021, warrants will be granted at the share price on the date of grant, fair value comprises a time value which is significantly affected by the expected life and expected volatility. The expected life of a warrant is based on the assumption that the holder will not exercise until after the equity award is fully vested. Actual exercise patterns may differ from the assumption used herein. The expected volatility is based on peer group data and reflects the assumption that the historical volatility over a period similar to the life of the warrant is indicative of future trends, which may not necessarily be the actual outcome. The peer group consists of listed companies that management believes are similar to the Company in respect to industry and stage of development. Even with objective evidence of the fair value of an ordinary share, small changes in any other individual assumption or in combination with other assumptions could have resulted in significantly different valuations.

The following assumptions have been applied for the warrants issued during the six months ended June 30, 2023 and 2022, respectively:

	June 30,	June 30,
	2023	2022
Expected term (in years)	5.0 – 7.0	6.5
Risk-free interest rate	3.97 – 4.13%	2.43 – 3.54%
Expected volatility	85%	85%
Share price	$1.21 – 1.53	$1.71 – 3.01